Intangible Assets	12 Months Ended
Jan. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

17	Intangible Assets

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Goodwill
Cost	6,091	5,607
Accumulated impairment	(6,091)	(3,287)
	-	2,320
Patents and licences
Cost	25,151	25,993
Accumulated amortisation and impairment	(3,489)	(918)
	21,662	25,075
Brands
Cost	12,032	14,769
Accumulated amortisation and impairment	(5,401)	(4,563)
	6,631	10,205
Software
Cost	15,548	15,718
Accumulated amortisation and impairment	(15,548)	(15,455)
	-	263
Total Intangible assets	28,293	37,864

(a)	Movements in carrying amounts of intangible assets

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software NZ$000’s	Total NZ$000’s
Year ended 31 January 2020
Balance at the beginning of the year	2,320	25,075	10,205	263	37,864
Adjustments*	-	(2,310)	-	-	(2,310)
Amortisation	-	(589)	-	-	(589)
Impairment (note 6)	(2,480)	(2,037)	(3,694)	(202)	(8,413)
Reclassification	-	-	-	(50)	(50)
Foreign exchange movements	160	1,523	120	(11)	1,792
Closing value at 31 January 2020	-	21,662	6,631	-	28,293

* During the year, a financial liability relating to a shareholder loan on the balance sheet of Frederick’s of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was derecognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest.

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software NZ$000’s	Total NZ$000’s
Year ended 31 January 2019
Balance at the beginning of the year	-	201	12,463	348	13,012
Additions	5,798	25,076	2,726	33	33,633
Amortisation	-	(202)	-	(29)	(231)
Impairment	(3,287)	-	(4,563)	(83)	(7,933)
Foreign exchange movements	(192)	-	(420)	(6)	(618)
Closing value at 31 January 2019	2,320	25,075	10,205	-	37,864

(b)	Impairment testing for goodwill

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of the cash-generating unit (CGU)	For the Year Ended 31 January 2020 NZ $000’s	For the Year Ended 31 January 2019 NZ $000’s
United States	2,480	2,320
Impairment of goodwill	2,480	2,320

Impairment assumptions

Goodwill relates to the acquisition of Naked Inc, a business operating in the United States and was allocated to the Group’s operation in United States which is the cash generating unit (CGU) for the purpose of impairment testing. On 30 September 2019 the Group resolved to close its Wholesale operations in the United States which resulted in the carrying value being impaired.

The result of the impairment assessment is that the carrying value of goodwill was fully impaired during the year.

(c)	Impairment of patents & licences

Impairment charge relating to patents & licences is a result of the impairment of the Fredericks of Hollywood (FOH) licence which was acquired on 8 December 2018 as part of the Stock Purchase Agreement with the shareholders of FOH Online Corp Inc. The Group also fully impaired the carrying value of patents and licence acquired as part of the Naked merger.

	For the Year Ended 31 January 2020 NZ $000’s	For the Year Ended 31 January 2019 NZ $000’s

FOH licence	1,914	-
Naked patents & licence	123	-
Impairment of patents & licences	2,037	-

Impairment assumptions

Management has determined the recoverable amount of the FOH licence asset by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value of the FOH licence exceeded the fair value less costs to sell by an amount of $2.0m. As such, the FOH licence asset has been partially impaired during the year.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows: Sales growth: 9.0%

Royalty rate: 5.0%

Cash flow - revenue forecast period: 5 years

Post-tax discount rate (%): 10.5%

Long term sales growth rate (%): 2%

(d)	Impairment testing for indefinite-lived brand intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable.

	For the Year Ended 31 January 2020 NZ $000’s	For the Year Ended 31 January 2019 NZ $000’s

Pleasure State	125	2,206
Davenport and Lovable	1,439	1,065
Naked	2,130	1,292
Impairment of indefinite-lived brand intangibles	3,694	4,563

The brand intangible assets of $6,631,000 (2019: $10,205,000) are tested for impairment annually.

Impairment assumptions

Management has determined the recoverable amount of the indefinite-lived brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value has exceeded the fair value less costs to sell by $3.7m. As such, the indefinite-lived brand assets has been partially impaired for the year ended 31 January 2020.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 5 to 9% (31 January 2019: 2.5%)

Royalty rate: 5.0% (31 January 2019: 5.0%)

Cash flow - revenue forecast period: 5 years (31 January 2019: 5 years)

Post-tax discount rate (%) for US brands: 10.5% (31 January 2019: 10.50%)

Post-tax discount rate (%) for NZ brands: 11.75% (31 January 2019: 11.75%)

Long term sales growth rate (%): 2% (31 January 2019: 2%)

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

(d)	Impairment testing for indefinite-lived brand intangibles

The sensitivities that have been separately modelled are as follows:

(a) a 2.1% increase in the post-tax discount rate

(b) sales growth rate reduced to 0%

The carrying amounts of the indefinite-lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post-tax discount rate and sales growth rate. A 2.1% increase in the post-tax discount rate would result in an additional impairment of $1,047 thousand (31 January 2019: an increase of 2.1% would result an impairment of $951 thousand) against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 0% would result in an additional impairment of $1,749 thousand (31 January 2019: a reduction to 0% would result an impairment of $1,554 thousand) against the carrying amount of the indefinite-lived brand intangible assets.

(e)	Software impairment

During the year management determined the costs relating to a prior year ERP upgrade was greater than the recoverable amount of the software. This has resulted in an impairment charge of $0.202m.

(f)	Sale of intangible asset

On 28th January 2020, Naked Brand Group Limited agreed to sell all of its rights, title and interest in the trademarks related to the “Naked” and “NKD” brands to Gogogo SRL for a consideration of US $0.6m (NZ $0.906m). At the date of sale, the intangible assets sold had a book value of nil as they had been fully impaired, resulting in a gain on sale of intangible assets of US$0.6m (NZ $0.906m) which has been recognised in the profit and loss account.